Other income	12 Months Ended
Dec. 31, 2021
Other income

23. Other income

As part of the Company´s treasury management, the Company trades certain securities denominated in US dollar and Argentine Peso. The gain on disposition of these securities is recorded as other income on the consolidated statements of loss and comprehensive income (loss). During the year ended December 31, 2021, the Company recognized a gain of $1,380 (2020 – $2,155)